Summary of significant accounting policies (Details 2) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y swap
Derivative financial instruments
Number of interest rate swaps designated as cash flow hedges	2
Revenue Recognition
Period of occurrence for rate-making process (in years)	3
Long-term incentive plan
Long-term incentive plan
Cliff vesting period (in years)	3 years
Vesting period on ratable basis prior to amendment (in years)	3 years
Portion of vested notional units expected to be redeemed in cash	0.33
Portion of vested notional units expected to be redeemed in shares	0.67
Long-term incentive plan | Maximum
Long-term incentive plan
Vesting percentage of notional units	150.00%
Aggregate number of shares which may be issued from treasury	1.3